EMPLOYEE BENEFIT OBLIGATIONS (Narrative) (Details) - USD ($) $ in Millions	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases		7.50%	9.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 33.3	$ 25.6
Actuarial assumption of discount rate | Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (6.4)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 7.2
Actuarial assumption of discount rate | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (67.8)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 79.7
Actuarial assumption of expected rates of compensation increases | Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7.4
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (6.6)
Actuarial assumption of expected rates of compensation increases | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0.3
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (0.2)
Bottom of range | Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	1.80%	9.30%
Actuarial assumption of expected rates of salary increases	5.00%
Bottom of range | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.90%
Actuarial assumption of expected rates of salary increases	1.50%
Top of range | Statutory severance and pre-notice obligations:
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	11.70%	11.70%
Actuarial assumption of expected rates of salary increases	12.00%
Top of range | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	6.10%
Actuarial assumption of expected rates of salary increases	5.00%